Rule 497(e)
                                      Registration Nos. 333-176976 and 811-22245



                      FIRST TRUST EXCHANGE-TRADED FUND III

              FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF
                                  (the "Fund")

          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 1, 2016


                              DATED AUGUST 2, 2016

      Notwithstanding anything to the contrary in the Fund's statement of additional information, the section entitled "Custodian, Administrator, Fund Accountant, Transfer Agent, Distributor and Exchange - Additional Service Provider" is deleted in its entirety and replaced with the following:

            Additional Service Provider. First Trust, on behalf of the Fund has engaged Interactive Data Pricing and Reference Data, LLC or its designee (the "IPV Calculator"), to calculate the intra-day values for the shares of the Fund.



      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE